Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	ProFunds
CIK	dei_EntityCentralIndexKey	0001039803
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Apr. 21, 2021
Effective Date	dei_DocumentEffectiveDate	Apr. 23, 2021
Prospectus Date	rr_ProspectusDate	Apr. 23, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Access Flex Bear High Yield ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFBIX
Access Flex Bear High Yield ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFBSX
Access Flex High Yield ProFund | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FYAIX
Access Flex High Yield ProFund | Service
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FYASX